SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 39.0%

Communication Services — 0.4%
Comcast
1.763%, VAR ICE LIBOR USD 3 Month+0.330%, 10/01/2020	$600	$601
Fox
3.666%, 01/25/2022	85	88
NBCUniversal Media LLC
2.875%, 01/15/2023	80	84
Sky
3.125%, 11/26/2022 (A)	350	368
ViacomCBS
4.500%, 03/01/2021	205	212

		1,353

Consumer Discretionary — 1.5%
Ford Motor Credit LLC
3.157%, 08/04/2020	600	596
General Motors
2.542%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	600	596
General Motors Financial
2.170%, VAR ICE LIBOR USD 3 Month+0.850%, 04/09/2021	525	504
Howard University
2.801%, 10/01/2023	380	388
2.638%, 10/01/2021	160	161
Hyundai Capital America
2.292%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	450	435
Marriott International
2.180%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	525	516
1.649%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	375	364
Nissan Motor Acceptance MTN
1.765%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	500	489
VF
2.050%, 04/23/2022	375	379

		4,428

Consumer Staples — 0.5%
Conagra Brands
3.800%, 10/22/2021	325	335
1.848%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	390	390
Kraft Heinz Foods
2.554%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	550	530

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mondelez International
2.125%, 04/13/2023	$80	$81

		1,336

Energy — 2.7%
Exxon Mobil
1.571%, 04/15/2023	1,495	1,514
MPLX
2.099%, VAR ICE LIBOR USD 3 Month+1.100%, 09/09/2022	1,035	918
1.899%, VAR ICE LIBOR USD 3 Month+0.900%, 09/09/2021	235	221
Occidental Petroleum
2.957%, VAR ICE LIBOR USD 3 Month+1.250%, 08/13/2021	300	279
2.684%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	300	282
2.600%, 08/13/2021	1,425	1,333
Phillips 66
3.700%, 04/06/2023	285	296
Pioneer Natural Resources
3.450%, 01/15/2021	775	777
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021	240	240
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	1,580	1,591
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	375	374
Valero Energy
2.700%, 04/15/2023	225	225

		8,050

Financials — 25.1%
ABN AMRO Bank MTN
2.208%, VAR ICE LIBOR USD 3 Month+0.570%, 08/27/2021 (A)	750	746
American Express
2.217%, VAR ICE LIBOR USD 3 Month+0.525%, 05/17/2021	450	448
Aon
2.200%, 11/15/2022	140	143
Assurant
2.482%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	77	77
Bank of America MTN
5.625%, 07/01/2020	2,065	2,081
2.295%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	400	399
2.289%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	623
1.866%, VAR ICE LIBOR USD 3 Month+0.650%, 06/25/2022	1,000	987

SEI Daily Income Trust / Quarterly Report / April 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of Montreal MTN
1.181%, VAR ICE LIBOR USD 3 Month+0.440%, 06/15/2020	$1,535	$1,535
0.821%, VAR United States Secured Overnight Financing Rate+0.680%, 03/10/2023	1,340	1,291
Bank of New York Mellon MTN
1.950%, 08/23/2022	245	249
Bank of Nova Scotia
1.639%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	375	372
BAT Capital
2.294%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020	1,600	1,594
BBVA USA
1.498%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	500	493
BPCE
2.650%, 02/03/2021	450	453
BPCE MTN
2.903%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	250	248
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	1,075	1,081
0.871%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	1,050	1,048
0.821%, VAR United States Secured Overnight Financing Rate+0.800%, 03/17/2023	500	482
Capital One
2.150%, 09/06/2022	250	249
Capital One Bank USA
2.014%, VAR United States Secured Overnight Financing Rate+0.616%, 01/27/2023	400	396
Capital One Financial
2.473%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	550	550
Charles Schwab
2.016%, VAR ICE LIBOR USD 3 Month+0.320%, 05/21/2021	360	357
Citibank
2.844%, VAR ICE LIBOR USD 3 Month+0.596%, 05/20/2022	450	456
2.063%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	300	299
Citigroup
2.650%, 10/26/2020	385	388
0.880%, VAR United States Secured Overnight Financing Rate+0.870%, 11/04/2022	1,720	1,667

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citizens Bank
2.457%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	$550	$541
2.424%, VAR ICE LIBOR USD 3 Month+0.720%, 02/14/2022	550	542
Cooperatieve Rabobank
2.141%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	800	797
1.421%, VAR ICE LIBOR USD 3 Month+0.430%, 04/26/2021	750	750
Cooperatieve Rabobank UA
3.125%, 04/26/2021	1,150	1,175
Credit Agricole MTN
1.866%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	950	950
Credit Suisse NY
2.800%, 04/08/2022	375	384
2.100%, 11/12/2021	645	652
0.460%, VAR United States Secured Overnight Financing Rate+0.450%, 02/04/2022	1,835	1,784
Credit Suisse NY MTN
4.375%, 08/05/2020	450	454
DAE Funding LLC
5.250%, 11/15/2021 (A)	575	526
Danske Bank
5.000%, 01/12/2022 (A)	570	589
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (A)	525	526
Deutsche Bank NY
2.700%, 07/13/2020	375	375
2.281%, VAR ICE LIBOR USD 3 Month+0.970%, 07/13/2020	550	549
Fifth Third Bank
1.010%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	400	399
Fifth Third Bank MTN
1.800%, 01/30/2023	250	252
Ford Motor Credit LLC
2.645%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	350	309
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	1,450	1,453
Goldman Sachs Group
5.750%, 01/24/2022	725	776
2.862%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	525	524
2.101%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	746
1.941%, VAR ICE LIBOR USD 3 Month+1.200%, 09/15/2020	1,000	1,001

2	SEI Daily Income Trust / Quarterly Report / April 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Holdings PLC
2.292%, VAR ICE LIBOR USD 3 Month+0.600%, 05/18/2021	$640	$640
1.434%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	450	447
HSBC USA
2.750%, 08/07/2020	700	703
ING Groep
2.525%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	400	396
Inter-American Development Bank
0.368%, VAR United States Secured Overnight Financing Rate+0.260%, 09/16/2022	1,600	1,597
Inter-American Development Bank MTN
1.419%, VAR ICE LIBOR USD 3 Month+0.200%, 07/15/2021	1,685	1,690
Jackson National Life Global Funding
2.250%, 04/29/2021 (A)	325	328
1.248%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	1,000	989
JPMorgan Chase
4.500%, 01/24/2022	2,600	2,745
2.550%, 10/29/2020	600	604
KeyBank
2.493%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	750	746
1.347%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2022	1,550	1,535
KeyCorp MTN
2.900%, 09/15/2020	690	694
Manufacturers & Traders Trust
2.302%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	450	445
1.261%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	1,000	993
Marsh & McLennan
3.500%, 12/29/2020	115	117
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	795	803
Metropolitan Life Global Funding I MTN
0.583%, VAR United States Secured Overnight Financing Rate+0.570%, 01/13/2023 (A)	550	530
Mizuho Financial Group
2.309%, VAR ICE LIBOR USD 3 Month+0.630%, 05/25/2024	775	735
Morgan Stanley
2.315%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	475	474
Morgan Stanley MTN
2.750%, 05/19/2022	1,145	1,173

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.711%, VAR United States Secured Overnight Financing Rate+0.700%, 01/20/2023	$775	$747
MUFG Union Bank
1.599%, VAR ICE LIBOR USD 3 Month+0.600%, 03/07/2022	950	941
National Australia Bank
1.875%, 12/13/2022	250	254
National Bank of Canada MTN
1.344%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	750	750
Nationwide Building Society
2.000%, 01/27/2023 (A)	375	377
New York Life Global Funding
1.593%, VAR ICE LIBOR USD 3 Month+0.160%, 10/01/2020 (A)	600	599
Penske Truck Leasing Lp
3.650%, 07/29/2021 (A)	400	405
PNC Bank
2.004%, VAR ICE LIBOR USD 3 Month+0.325%, 02/24/2023	1,600	1,560
1.743%, VAR ICE LIBOR USD 3 Month0.000%, 02/24/2023	550	554
1.429%, VAR ICE LIBOR USD 3 Month+0.430%, 12/09/2022	500	490
Regions Bank
2.207%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	450	445
Royal Bank of Canada
2.100%, 10/14/2020	510	513
Royal Bank of Canada MTN
1.150%, VAR ICE LIBOR USD 3 Month+0.390%, 04/30/2021	580	579
Santander UK PLC
2.200%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	525	523
2.100%, 01/13/2023	245	247
Standard Chartered PLC
2.744%, VAR ICE LIBOR USD 3 Month+1.200%, 09/10/2022 (A)	530	531
State Street
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/2023 (A)	660	678
Svenska Handelsbanken MTN
2.153%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	525	523
Toronto-Dominion Bank MTN
1.198%, VAR ICE LIBOR USD 3 Month+0.430%, 06/11/2021	1,600	1,592

SEI Daily Income Trust / Quarterly Report / April 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.491%, VAR United States Secured Overnight Financing Rate+0.480%, 01/27/2023	$1,160	$1,117
U.S. Bank
0.866%, VAR ICE LIBOR USD 3 Month+0.310%, 02/04/2021	1,250	1,248
UBS
2.450%, 12/01/2020 (A)	1,100	1,106
1.750%, 04/21/2022 (A)	750	753
UniCredit MTN
6.572%, 01/14/2022 (A)	350	361
USAA Capital
1.500%, 05/01/2023 (A)	525	529
Volkswagen Group of America Finance LLC
2.653%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	750	726
Wells Fargo
2.500%, 03/04/2021	600	606
2.130%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	400	398
Wells Fargo MTN
2.600%, 07/22/2020	1,715	1,721

		74,023

Health Care — 3.7%
AbbVie
2.346%, VAR ICE LIBOR USD 3 Month+0.650%, 11/21/2022 (A)	550	539
2.153%, VAR ICE LIBOR USD 3 Month+0.460%, 11/19/2021 (A)	1,245	1,235
Amgen
2.181%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	450	450
Anthem
2.950%, 12/01/2022	575	597
BayCare Health System
2.460%, 11/15/2020	1,445	1,449
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	425	433
Becton Dickinson
2.250%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	281	279
Bristol-Myers Squibb
3.250%, 02/20/2023 (A)	425	453
2.550%, 05/14/2021 (A)	870	884
Cardinal Health
1.511%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	775	758
Cigna
3.200%, 09/17/2020	1,965	1,978
1.493%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021	375	369

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CVS Health
1.719%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	$435	$434
McKesson
3.650%, 11/30/2020	300	304
Sutter Health
2.286%, 08/15/2053	325	325
UnitedHealth Group
1.289%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	500	499

		10,986

Industrials — 1.7%
Aviation Capital Group LLC
1.430%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	570	523
Cargill
1.375%, 07/23/2023 (A)	300	302
Caterpillar Financial Services MTN
1.279%, VAR ICE LIBOR USD 3 Month+0.280%, 09/07/2021	1,600	1,582
Equifax
2.562%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	460	454
GE Capital International Funding
2.342%, 11/15/2020	525	526
John Deere Capital MTN
2.350%, 01/08/2021	445	449
Otis Worldwide
2.088%, VAR ICE LIBOR USD 3 Month+0.450%, 04/05/2023 (A)	1,220	1,187
PACCAR Financial MTN
1.994%, VAR ICE LIBOR USD 3 Month+0.260%, 05/10/2021	150	149

		5,172

Information Technology — 1.6%
Broadcom
3.125%, 04/15/2021 (A)	775	780
Hewlett Packard Enterprise
2.093%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	375	369
1.464%, VAR ICE LIBOR USD 3 Month+0.680%, 03/12/2021	775	768
IBM Credit LLC
2.083%, VAR ICE LIBOR USD 3 Month+0.470%, 11/30/2020	1,140	1,141
International Business Machines
2.850%, 05/13/2022	575	598
Microchip Technology
3.922%, 06/01/2021	525	533

4	SEI Daily Income Trust / Quarterly Report / April 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Oracle
2.500%, 05/15/2022	$500	$514

		4,703

Materials — 0.2%
DuPont de Nemours
3.766%, 11/15/2020	455	460
International Flavors & Fragrances
3.400%, 09/25/2020	245	245

		705

Utilities — 1.6%
Consolidated Edison of New York
1.616%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	1,730	1,711
Dominion Energy
2.715%, 08/15/2021	130	131
2.450%, 01/15/2023 (A)	550	564
Duke Energy Progress LLC
1.179%, VAR ICE LIBOR USD 3 Month+0.180%, 09/08/2020	540	539
Duquesne Light Holdings
6.400%, 09/15/2020 (A)	1,025	1,040
Florida Power & Light
2.137%, VAR ICE LIBOR USD 3 Month+0.400%, 05/06/2022	900	892

		4,877

Total Corporate Obligations (Cost $116,395) ($ Thousands)		115,633

ASSET-BACKED SECURITIES — 31.8%

Automotive — 13.9%

American Credit Acceptance Receivables Trust, Ser 2019-2, Cl A
2.850%, 07/12/2022 (A)	80	80
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl A
2.440%, 12/12/2022 (A)	303	305
American Credit Acceptance Receivables Trust, Ser 2019-4, Cl A
2.180%, 02/13/2023 (A)	407	404
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl A
1.890%, 04/13/2023 (A)	399	399
Americredit Automobile Receivables Trust, Ser 2018-2, Cl A2A
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
2.860%, 11/18/2021	2	2
1.910%, 04/15/2026 (A)	23	23

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (A)	$565	$561
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl A2A
1.770%, 11/21/2022 (A)	680	680
CarMax Auto Owner Trust, Ser 2019-2, Cl A2A
2.690%, 07/15/2022	243	244
CarMax Auto Owner Trust, Ser 2020-1, Cl A2
1.870%, 04/17/2023	520	523
Carvana Auto Receivables Trust, Ser 2019-4A, Cl A2
2.200%, 07/15/2022 (A)	300	300
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	71	71
Chesapeake Funding II LLC, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	99	99
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
1.154%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	262	261
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	142	140
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
1.154%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	563	552
Chesapeake Funding II LLC, Ser 2018-1A, Cl A1
3.040%, 04/15/2030 (A)	170	169
Chesapeake Funding II LLC, Ser 2018-2A, Cl A2
1.184%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	324	318
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (A)	263	267
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (A)	924	919
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	12	12
CPS Auto Receivables Trust, Ser 2018-D, Cl A
3.060%, 01/18/2022 (A)	16	16
CPS Auto Receivables Trust, Ser 2019-A, Cl A
3.180%, 06/15/2022 (A)	94	95
CPS Auto Receivables Trust, Ser 2019-B, Cl A
2.890%, 05/16/2022 (A)	93	93
CPS Auto Receivables Trust, Ser 2019-C, Cl A
2.550%, 09/15/2022 (A)	238	239

SEI Daily Income Trust / Quarterly Report / April 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2019-D, Cl A
2.170%, 12/15/2022 (A)	$281	$281
CPS Auto Receivables Trust, Ser 2020-A, Cl A
2.090%, 05/15/2023 (A)	354	353
Credit Acceptance Auto Loan Trust, Ser 2017-2A, Cl A
2.550%, 02/17/2026 (A)	70	70
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (A)	107	107
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (A)	350	347
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (A)	250	249
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/2023 (A)	703	704
Drive Auto Receivables Trust, Ser 2018-4, Cl B
3.360%, 10/17/2022	5	5
Drive Auto Receivables Trust, Ser 2019-1, Cl A3
3.180%, 10/17/2022	126	127
Drive Auto Receivables Trust, Ser 2019-2, Cl A3
3.040%, 03/15/2023	228	229
Drive Auto Receivables Trust, Ser 2019-4, Cl A3
2.160%, 05/15/2023	375	376
Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/2024	595	596
Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.020%, 11/15/2023	350	351
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (A)	158	158
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	665	671
DT Auto Owner Trust, Ser 2019-1A, Cl A
3.080%, 09/15/2022 (A)	83	83
DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/2022 (A)	205	205
DT Auto Owner Trust, Ser 2019-4A, Cl A
2.170%, 05/15/2023 (A)	1,161	1,165
DT Auto Owner Trust, Ser 2020-1A, Cl A
1.940%, 09/15/2023 (A)	242	242
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	9	9

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	$335	$336
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (A)	695	696
Enterprise Fleet Financing LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (A)	545	545
Exeter Automobile Receivables Trust, Ser 2019-1A, Cl A
3.200%, 04/15/2022 (A)	38	38
Exeter Automobile Receivables Trust, Ser 2019-2A, Cl A
2.930%, 07/15/2022 (A)	101	102
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl A
2.590%, 09/15/2022 (A)	128	128
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (A)	399	398
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl B
2.300%, 12/15/2023 (A)	775	765
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl A
2.050%, 06/15/2023 (A)	300	300
First Investors Auto Owner Trust, Ser 2019-1A, Cl A
2.890%, 03/15/2024 (A)	158	158
First Investors Auto Owner Trust, Ser 2019-2A, Cl A
2.210%, 09/16/2024 (A)	434	436
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	132	133
Flagship Credit Auto Trust, Ser 2018-4, Cl A
3.410%, 05/15/2023 (A)	230	232
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (A)	232	234
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (A)	465	467
Flagship Credit Auto Trust, Ser 2019-3, Cl A
2.330%, 02/15/2024 (A)	474	475
Flagship Credit Auto Trust, Ser 2019-4, Cl A
2.170%, 06/17/2024 (A)	437	436
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (A)	523	521
Ford Credit Auto Lease Trust, Ser 2020-A, Cl A2
1.800%, 07/15/2022	345	346

6	SEI Daily Income Trust / Quarterly Report / April 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (A)	$695	$694
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl A2
1.970%, 09/15/2023 (A)	485	483
GLS Auto Receivables Issuer Trust, Ser 2019-1A, Cl A
3.370%, 01/17/2023 (A)	91	92
GLS Auto Receivables Issuer Trust, Ser 2019-2A, Cl A
3.060%, 04/17/2023 (A)	272	272
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl A
2.580%, 07/17/2023 (A)	338	337
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/2023 (A)	343	342
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A
2.170%, 02/15/2024 (A)	412	407
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	110	110
GLS Auto Receivables Trust, Ser 2018-3A, Cl A
3.350%, 08/15/2022 (A)	79	79
GM Financial Automobile Leasing Trust, Ser 2019-3, Cl A3
2.030%, 06/20/2022	475	478
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	600	612
GM Financial Consumer Automobile Receivables Trust, Ser 2019-4, Cl A2A
1.840%, 11/16/2022	488	490
Harley-Davidson Motorcycle Trust, Ser 2020-A, Cl A2A
1.830%, 01/17/2023	770	771
Hertz Fleet Lease Funding, Ser 2019-1, Cl A1
1.299%, VAR ICE LIBOR USD 1 Month+0.470%, 01/10/2033 (A)	961	961
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2
2.700%, 01/10/2033 (A)	695	692
Hyundai Auto Receivables Trust, Ser 2020-A, Cl A2
1.510%, 04/17/2023	585	586
Mercedes-Benz Auto Lease Trust, Ser 2020-A, Cl A2
1.820%, 03/15/2022	195	196
Mercedes-Benz Auto Receivables Trust, Ser 2016-1, Cl A4
1.460%, 12/15/2022	457	457

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Master Owner Trust, Ser 2019-AA, Cl A
1.164%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2023 (A)	$955	$940
NextGear Floorplan Master Owner Trust, Ser 2020-1A, Cl A1
1.614%, VAR ICE LIBOR USD 1 Month+0.800%, 02/18/2025 (A)	1,135	1,064
Nissan Auto Lease Trust, Ser 2019-A, Cl A2
2.710%, 07/15/2021	244	245
Nissan Auto Lease Trust, Ser 2019-B, Cl A2A
2.270%, 10/15/2021	514	516
Nissan Auto Lease Trust, Ser 2020-A, Cl A2A
1.800%, 05/16/2022	450	452
Prestige Auto Receivables Trust, Ser 2019-1A, Cl A2
2.440%, 07/15/2022 (A)	433	434
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	88	88
Santander Drive Auto Receivables Trust, Ser 2019-1, Cl A3
3.000%, 12/15/2022	183	183
Santander Retail Auto Lease Trust, Ser 2019-A, Cl A2
2.720%, 01/20/2022 (A)	306	308
Santander Retail Auto Lease Trust, Ser 2019-C, Cl A2A
1.890%, 09/20/2022 (A)	773	771
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	505	509
Tesla Auto Lease Trust, Ser 2018-B, Cl A
3.710%, 08/20/2021 (A)	817	826
Tesla Auto Lease Trust, Ser 2019-A, Cl A2
2.130%, 04/20/2022 (A)	1,575	1,578
Tidewater Auto Receivables Trust, Ser 2018-AA, Cl A2
3.120%, 07/15/2022 (A)	26	26
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (A)	985	973
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (A)	540	518
Toyota Auto Receivables Owner Trust, Ser 2020-B, Cl A2
1.380%, 12/15/2022	320	321
United Auto Credit Securitization Trust, Ser 2019-1, Cl A
2.820%, 07/12/2021 (A)	124	125

SEI Daily Income Trust / Quarterly Report / April 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl D
3.280%, 12/15/2022 (A)	$775	$783
Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A
3.060%, 05/16/2022 (A)	245	246
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl A2B
1.284%, VAR ICE LIBOR USD 1 Month+0.470%, 02/15/2023 (A)	151	150
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl A2
2.150%, 02/15/2023 (A)	480	482
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl B
2.410%, 10/15/2024 (A)	1,075	1,058
World Omni Select Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (A)	320	322
World Omni Select Auto Trust, Ser 2019-A, Cl A2A
2.060%, 08/15/2023	455	456

		41,279

Credit Card — 2.0%

Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4
1.990%, 07/17/2023	1,135	1,140
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	736	751
Evergreen Credit Card Trust, Ser 2019-2, Cl A
1.900%, 09/15/2024 (A)	385	381
Master Credit Card Trust II, Ser 2019-2A, Cl A
1.063%, VAR ICE LIBOR USD 1 Month+0.390%, 01/21/2023 (A)	490	484
Synchrony Card Funding LLC, Ser 2019-A1, Cl A
2.950%, 03/15/2025	1,170	1,180
Synchrony Credit Card Master Note Trust, Ser 2018-1, Cl A
2.970%, 03/15/2024	765	774
Trillium Credit Card Trust II, Ser 2019-1A, Cl A
0.967%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/2024 (A)	750	743
Trillium Credit Card Trust II, Ser 2020-1A, Cl A
0.857%, VAR ICE LIBOR USD 1 Month+0.370%, 12/26/2024 (A)	700	671

		6,124

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Miscellaneous Business Services — 15.9%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.167%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	$73	$72
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	365	362
Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	600	600
ALM XVII, Ser 2018-17A, Cl A1AR
2.149%, VAR ICE LIBOR USD 3 Month+0.930%, 01/15/2028 (A)	725	710
Apidos CLO XII, Ser 2018-12A, Cl AR
2.299%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	600	576
Avant Loans Funding Trust, Ser 2019-A, Cl A
3.480%, 07/15/2022 (A)	123	122
Avant Loans Funding Trust, Ser 2019-B, Cl A
2.720%, 10/15/2026 (A)	385	378
Barings BDC Static CLO, Ser 2019-1A, Cl A1
2.239%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (A)	433	423
Barings CLO, Ser 2018-3A, Cl A1
2.085%, VAR ICE LIBOR USD 3 Month+0.950%, 07/20/2029 (A)	372	362
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	281	282
Carlyle Global Market Strategies, Ser 2018-1A, Cl A1R2
2.105%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	649	614
Carlyle Global Market Strategies, Ser 2018-2A, Cl A1R
1.771%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (A)	589	575
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	596	602
CNH Equipment Trust, Ser 2019-C, Cl A2
1.990%, 03/15/2023	1,980	1,986
Cole Park CLO, Ser 2018-1A, Cl AR
2.185%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (A)	750	731
Columbia Cent CLO 27, Ser 2018-27A, Cl A1
2.141%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	480	467
Consumer Loan Underlying Bond CLUB Credit Trust, Ser 2020-P1, Cl A
2.260%, 03/15/2028 (A)	705	681

8	SEI Daily Income Trust / Quarterly Report / April 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M2
1.417%, VAR ICE LIBOR USD 1 Month+0.930%, 09/25/2034	$76	$76
Daimler Trucks Retail Trust, Ser 2019-1, Cl A2
2.770%, 04/15/2021 (A)	85	85
Dell Equipment Finance Trust, Ser 2019-1, Cl A2
2.780%, 08/23/2021 (A)	256	257
DLL LLC, Ser 2019-MT3, Cl A2
2.130%, 01/20/2022 (A)	760	761
Great American Auto Leasing, Ser 2019-1, Cl A2
2.970%, 06/15/2021 (A)	357	358
HPEFS Equipment Trust, Ser 2019-1A, Cl A2
2.190%, 09/20/2029 (A)	1,360	1,361
HPEFS Equipment Trust, Ser 2020-1A, Cl A2
1.730%, 02/20/2030 (A)	322	321
John Deere Owner Trust, Ser 2019-B, Cl A2
2.280%, 05/16/2022	586	587
KKR CLO 21, Ser 2018-21, Cl A
2.219%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	465	445
Kubota Credit Owner Trust, Ser 2020-1A, Cl A1
1.500%, 05/17/2021 (A)	235	235
Madison Park Funding XII, Ser 2017-12A, Cl AR
2.395%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	72	72
Magnetite VII, Ser 2018-7A, Cl A1R2
2.019%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	800	778
Magnetite VIII, Ser 2018-8A, Cl AR2
2.199%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	685	661
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (A)	120	119
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029	494	486
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (A)	272	266
Marlette Funding Trust, Ser 2019-3A, Cl A
2.690%, 09/17/2029 (A)	372	367
Marlette Funding Trust, Ser 2019-4A, Cl A
2.390%, 12/17/2029 (A)	511	499
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (A)	177	175
Mill City Mortgage Loan Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(B)	330	331

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	$310	$313
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(B)	165	169
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A3
2.040%, 02/16/2022 (A)	103	103
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (A)	280	281
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(B)	29	29
Nationstar HECM Loan Trust, Ser 2019-1A, Cl A
2.651%, 06/25/2029 (A)(B)	105	105
Nationstar HECM Loan Trust, Ser 2019-2A, Cl A
2.272%, 11/25/2029 (A)(B)	223	222
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A1
2.180%, 08/15/2068 (A)	1,135	1,138
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/2069 (A)	872	872
Navient Student Loan Trust, Ser 2018-1A, Cl A2
0.837%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2067 (A)	442	437
Navient Student Loan Trust, Ser 2019-2A, Cl A1
0.757%, VAR ICE LIBOR USD 1 Month+0.270%, 02/27/2068 (A)	290	288
Navistar Financial Dealer Note Master Owner Trust II, Ser 2019-1, Cl A
1.127%, VAR ICE LIBOR USD 1 Month+0.640%, 05/25/2024 (A)	1,100	1,077
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2019-T5, Cl AT5
2.425%, 10/15/2051 (A)	400	395
New Residential Mortgage LLC, Ser 2018-FNT1, Cl A
3.610%, 05/25/2023 (A)	420	417
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054	248	238

SEI Daily Income Trust / Quarterly Report / April 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A1
1.494%, VAR ICE LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	$935	$924
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A1
1.464%, VAR ICE LIBOR USD 1 Month+0.650%, 02/15/2024 (A)	770	732
Nissan Master Owner Trust Receivables, Ser 2019-A, Cl A
1.374%, VAR ICE LIBOR USD 1 Month+0.560%, 02/15/2024	580	565
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	197	198
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	96	96
NYCTL Trust, Ser 2018-A, Cl A
3.220%, 11/10/2031 (A)	284	285
NYCTL Trust, Ser 2019-A, Cl A
2.190%, 11/10/2032 (A)	374	374
Ocean Trails CLO IV, Ser 2017-4A, Cl AR
2.607%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (A)	100	100
OCP CLO, Ser 2017-8A, Cl A1R
1.985%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	192	188
OnDeck Asset Securitization Trust II LLC, Ser 2019-1A, Cl A
2.650%, 11/18/2024 (A)	515	516
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029	154	154
Onemain Financial Issuance Trust, Ser 2018-1A, Cl A
3.300%, 03/14/2029 (A)	265	259
OneMain Financial Issuance Trust, Ser 2019-1A, Cl A
3.480%, 02/14/2031 (A)	550	554
OZLM VII, Ser 2018-7RA, Cl A1R
2.145%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	585	564
OZLM XII, Ser 2018-12A, Cl A1R
1.810%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	400	391
PFS Financing, Ser 2017-BA, Cl A2
2.220%, 07/15/2022 (A)	400	400
PRPM, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(B)	165	157

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Regional Management Issuance Trust, Ser 2018-1, Cl A
3.830%, 07/15/2027 (A)	$290	$282
Regional Management Issuance Trust, Ser 2019-1, Cl A
3.050%, 11/15/2028 (A)	115	106
RMF Buyout Issuance Trust, Ser 2019-1, Cl A
2.475%, 07/25/2029 (A)(B)	262	261
Shackleton, Ser 2018-6RA, Cl A
2.155%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	491	479
SLM Student Loan Trust, Ser 2007-6, Cl A4
1.371%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	405	402
SMB Private Education Loan Trust, Ser 2020-A, Cl A1
1.114%, VAR ICE LIBOR USD 1 Month+0.300%, 03/15/2027 (A)	917	906
SoFi Consumer Loan Program, Ser 2016-2, Cl A
3.090%, 10/27/2025 (A)	61	60
SoFi Consumer Loan Program, Ser 2016-3, Cl A
3.050%, 12/26/2025 (A)	63	62
SoFi Consumer Loan Program, Ser 2017-1, Cl A
3.280%, 01/26/2026 (A)	110	110
SoFi Consumer Loan Program, Ser 2019-1, Cl A
3.240%, 02/25/2028 (A)	730	732
SoFi Consumer Loan Program, Ser 2019-2, Cl A
3.010%, 04/25/2028 (A)	387	388
SoFi Consumer Loan Program, Ser 2019-3, Cl A
2.900%, 05/25/2028 (A)	933	929
SoFi Consumer Loan Program, Ser 2019-4, Cl A
2.450%, 08/25/2028 (A)	1,462	1,451
SoFi Consumer Loan Program, Ser 2020-1, Cl A
2.020%, 01/25/2029 (A)	956	932
SoFi Professional Loan Program, Ser 2020-A, Cl A1FX
2.060%, 05/15/2046 (A)	1,416	1,413
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	83	83
Symphony CLO XIV, Ser 2019-14A, Cl AR
2.261%, VAR ICE LIBOR USD 3 Month+0.950%, 07/14/2026 (A)	690	676

10	SEI Daily Income Trust / Quarterly Report / April 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A11
3.000%, 11/25/2057 (A)(B)	$129	$129
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	39	39
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	43	43
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	39	39
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	104	104
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	176	175
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	896	900
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	749	751
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	189	191
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
1.087%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	502	489
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	178	180
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058 (A)(B)	121	123
Transportation Finance Equipment Trust,
Ser 2019-1, Cl A2 1.900%, 01/24/2022 (A)	1,580	1,579
Treman Park CLO, Ser 2018-1A, Cl ARR
2.205%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	550	536
Tryon Park CLO, Ser 2018-1A, Cl A1SR
2.109%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	660	639
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	190	191
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	550	556
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	161	149
Voya CLO, Ser 2017-3A, Cl A1R
1.711%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	208	205

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Z Capital Credit Partners CLO, Ser 2018-1A, Cl A1R
2.126%, VAR ICE LIBOR USD 3 Month+0.950%, 07/16/2027 (A)	$492	$480

		47,094

Total Asset-Backed Securities (Cost $95,243) ($ Thousands)		94,497

MORTGAGE-BACKED SECURITIES — 16.9%

Agency Mortgage-Backed Obligations — 6.3%
FHLMC
4.214%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.019%, 02/01/2030	11	11
4.033%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.922%, 02/01/2022	2	2
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl A2
2.968%, 10/25/2021	420	432
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	87	87
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	1,087	1,116
FHLMC Multifamily Structured Pass-Through Certificates, Ser KI03, Cl A
1.243%, VAR ICE LIBOR USD 1 Month+0.250%, 02/25/2023	111	111
FHLMC REMIC, Ser 2010-3714, Cl TW
4.000%, 07/15/2020	73	74
FHLMC REMIC, Ser 2010-3745, Cl GP
4.000%, 06/15/2039	378	387
FHLMC REMIC, Ser 2011-3896, Cl PA
4.000%, 03/15/2040	121	125
FHLMC REMIC, Ser 2011-3903, Cl QC
2.250%, 03/15/2041	162	165
FHLMC REMIC, Ser 2013-4206, Cl CA
3.000%, 05/15/2037	501	508
FHLMC REMIC, Ser 2014-4297, Cl CA
3.000%, 12/15/2030	631	649
FHLMC REMIC, Ser 2014-4323, Cl GA
3.000%, 06/15/2040	311	319
FHLMC REMIC, Ser 2014-4323, Cl CA
4.000%, 03/15/2040	105	109
FHLMC REMIC, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	767	789
FHLMC REMIC, Ser 2014-4385, Cl Q
3.000%, 07/15/2039	935	957

SEI Daily Income Trust / Quarterly Report / April 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	$544	$564
FHLMC REMIC, Ser 2014-4390, Cl NC
3.000%, 05/15/2039	437	447
FNMA
6.000%, 01/01/2027	9	10
5.500%, 12/01/2023 to 12/01/2024	246	257
5.000%, 03/01/2025 (C)	98	103
5.000%, 02/01/2023 to 03/01/2025	38	40
4.334%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.088%, 05/01/2028	1	1
3.813%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	1	1
3.774%, VAR ICE LIBOR USD 6 Month+1.834%, 09/01/2024	12	12
3.715%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	4	4
3.678%, VAR ICE LIBOR USD 6 Month+1.772%, 09/01/2024	5	5
3.000%, 12/01/2030	969	1,025
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	6	6
FNMA REMIC, Ser 2001-33, Cl FA
0.937%, VAR ICE LIBOR USD 1 Month+0.450%, 07/25/2031	4	4
FNMA REMIC, Ser 2002-64, Cl FG
0.968%, VAR ICE LIBOR USD 1 Month+0.250%, 10/18/2032	1	1
FNMA REMIC, Ser 2011-18, Cl LA
4.000%, 08/25/2039	140	144
FNMA REMIC, Ser 2011-24, Cl PC
4.000%, 10/25/2039	220	223
FNMA REMIC, Ser 2011-87, Cl JA
3.000%, 06/25/2040	573	588
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	431	436
FNMA REMIC, Ser 2012-6, Cl E
3.000%, 05/25/2037	806	818
FNMA REMIC, Ser 2012-63, Cl FE
0.887%, VAR ICE LIBOR USD 1 Month+0.400%, 06/25/2038	120	120
FNMA REMIC, Ser 2013-100, Cl CA
4.000%, 03/25/2039	117	120
FNMA REMIC, Ser 2013-97, Cl KA
3.000%, 11/25/2031	89	93
FNMA REMIC, Ser 2014-39, Cl AB
3.000%, 09/25/2039	149	150
FNMA REMIC, Ser 2015-46, Cl BA
3.000%, 05/25/2041	531	547

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2012-M4, Cl 1A2
2.976%, 04/25/2022 (B)	$169	$173
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	187	191
FNMA, Ser 2017-M13, Cl FA
2.058%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	169	168
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.487%, 01/25/2046 (A)(B)	920	927
GNMA, Ser 2010-151, Cl KA
3.000%, 09/16/2039	101	104
GNMA, Ser 2010-81, Cl PM
3.750%, 04/20/2039	229	231
GNMA, Ser 2012-7, Cl MD
3.500%, 11/20/2038	598	606
GNMA, Ser 2013-124, Cl CP
2.500%, 06/20/2041	204	207
GNMA, Ser 2013-190, Cl GA
2.500%, 11/20/2038	1,236	1,278
GNMA, Ser 2015-119, Cl TG
1.800%, 05/20/2041	1,467	1,492
GNMA, Ser 2015-56, Cl LB
1.500%, 04/16/2040	921	935
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
1.432%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	703	701

		18,573

Non-Agency Mortgage-Backed Obligations — 10.6%
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (A)(B)	641	660
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(B)	452	455
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	11	11
Angel Oak Mortgage Trust LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	75	75
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	45	45
Angel Oak Mortgage Trust LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	174	174
Angel Oak Mortgage Trust LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	445	449
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059 (A)(B)	161	162

12	SEI Daily Income Trust / Quarterly Report / April 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048 (A)(B)	$375	$372
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, Cl A
1.664%, VAR ICE LIBOR USD 1 Month+0.850%, 09/15/2034 (A)	750	684
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
4.449%, 07/25/2035 (B)	63	56
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.897%, 11/25/2035 (B)	8	7
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
1.664%, VAR ICE LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	800	739
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
4.048%, 06/25/2035 (B)	35	32
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
4.239%, 08/25/2035 (B)	71	66
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A2
3.817%, 10/26/2048 (A)	651	655
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (A)	145	146
BWAY Mortgage Trust, Ser 2015-1515, Cl A1
2.809%, 03/10/2033 (A)	292	296
BX Commercial Mortgage Trust, Ser 2018-IND, Cl A
1.564%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	192	186
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.734%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (A)	669	652
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
1.894%, VAR ICE LIBOR USD 1 Month+1.080%, 10/15/2036 (A)	420	408
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
1.604%, VAR ICE LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	411	399
CHC Commercial Mortgage Trust, Ser 2019-CHC, Cl A
1.934%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	845	761
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	387	383

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl A
1.734%, VAR ICE LIBOR USD 1 Month+0.920%, 12/15/2036 (A)	$775	$747
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.630%, 09/25/2034 (B)	11	10
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
3.974%, 03/25/2036 (B)	56	47
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.500%, 02/25/2058 (A)(B)	274	281
Citigroup Mortgage Loan Trust, Ser 2019-IMC1, Cl A1
2.720%, 07/25/2049 (A)(B)	160	158
COLT Mortgage Loan Trust, Ser 2018-2, Cl A1
3.470%, 07/27/2048 (A)(B)	158	159
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(B)	418	422
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (B)	312	313
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(B)	124	125
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(B)	134	133
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1
2.488%, 02/25/2050 (B)	478	478
COMM Mortgage Trust, Ser 2015-CR27, Cl A2
2.223%, 10/10/2048	580	580
COMM Mortgage Trust, Ser 2014-LC17, Cl A2
3.164%, 10/10/2047	38	38
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	20	20
COMM Mortgage Trust, Ser 2015-CR23, Cl A2
2.852%, 05/10/2048	380	380
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR22, Cl A2
2.856%, 03/10/2048	200	200
Countrywide Home Loans, Ser 2004-29, Cl 1A1
1.027%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	12	10
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.794%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (A)	475	462
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
2.044%, VAR ICE LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	925	888

SEI Daily Income Trust / Quarterly Report / April 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	$22	$22
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	58	57
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	54	54
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	76	76
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/2058 (A)(B)	225	226
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(B)	285	285
Deephaven Residential Mortgage Trust, Ser 2019-3A, Cl A1
2.964%, 07/25/2059 (A)(B)	396	395
Deephaven Residential Mortgage Trust, Ser 2019-4A, Cl A1
2.791%, 10/25/2059 (A)(B)	616	614
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059 (A)(B)	103	101
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
2.097%, VAR ICE LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	515	512
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.137%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	25	24
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
3.337%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	300	294
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
4.287%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	310	282
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
3.287%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028	172	171
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
3.387%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	45	45

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-SPI2, Cl M1
3.811%, 05/25/2048 (A)(B)	$148	$147
Finance of America Structured Securities Trust, Ser 2019-HB1, Cl A
3.279%, 04/25/2029 (A)(B)	145	145
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	114	114
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.387%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	731	751
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
1.337%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2030	641	608
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.894%, 11/19/2035 (B)	97	83
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043	45	45
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/2034 (A)	1,500	1,514
GS Mortgage Securities Trust, Ser 2015-GC30, Cl A2
2.726%, 05/10/2050	2	2
GS Mortgage Securities Trust, Ser 2017-500K, Cl A
1.514%, VAR ICE LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	415	403
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
4.457%, 07/25/2035 (B)	105	76
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.812%, 05/25/2037 (B)	96	72
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.247%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	25	24
Impac CMB Trust, Ser 2005-2, Cl 1A1
1.007%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	32	29
Impac CMB Trust, Ser 2005-3, Cl A1
0.967%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	31	28
Impac CMB Trust, Ser 2005-5, Cl A1
1.127%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	25	23

14	SEI Daily Income Trust / Quarterly Report / April 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2005-8, Cl 1A
1.007%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	$84	$75
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A2
2.921%, 05/15/2048	329	329
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-UES, Cl A
2.933%, 09/05/2032 (A)	150	149
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
4.192%, 08/25/2035 (B)	35	33
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.832%, 05/25/2037 (B)	57	48
JPMorgan Mortgage Trust, Ser 2014-1, Cl 2A5
3.500%, 01/25/2044 (A)(B)	197	197
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
1.697%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	270	255
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
1.614%, VAR ICE LIBOR USD 1 Month+0.800%, 05/15/2036 (A)	190	181
LSTAR Securities Investment, Ser 2019-4, Cl A1
2.485%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (A)	453	421
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
4.112%, 06/25/2037 (B)	86	65
Merrill Lynch Mortgage Investors Trust, Ser 2005-A3, Cl A1
0.757%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	4	4
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	150	152
MFRA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	83	78
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A3
3.669%, 02/15/2047	315	317
Morgan Stanley Capital I Trust, Ser 2012-STAR, Cl A1
2.084%, 08/05/2034 (A)	67	66
Morgan Stanley Capital I Trust, Ser 2014-MP, Cl A
3.469%, 08/11/2033 (A)	590	603
MortgageIT Trust, Ser 2005-5, Cl A1
1.007%, VAR ICE LIBOR USD 1 Month+0.520%, 12/25/2035	86	78

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	$166	$170
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
1.714%, VAR ICE LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	520	488
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	206	216
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	459	480
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
4.000%, 09/25/2057 (A)(B)	238	246
OBX Trust, Ser 2018-1, Cl A2
1.137%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	42	40
OBX Trust, Ser 2018-EXP2, Cl 2A1A
1.237%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2058 (A)	383	377
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(B)	224	226
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
1.912%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	78	70
Paragon Mortgages No. 15 PLC, Ser 2007-15A, Cl A2C
0.961%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	177	163
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 02/25/2024 (A)(B)	206	203
RFMSI Trust, Ser 2007-SA3, Cl 2A1
5.184%, 07/27/2037 (B)	80	65
RMF Buyout Issuance Trust, Ser 2020-1, Cl A
2.158%, 02/25/2030 (A)(B)	320	319
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
1.258%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	9	8
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/2047 (A)(B)	482	487
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A11
4.000%, 08/25/2048 (A)(B)	43	43
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(B)	222	230

SEI Daily Income Trust / Quarterly Report / April 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(B)	$113	$111
Spruce Hill Mortgage Loan Trust, Ser 2019-SH1, Cl A1
3.395%, 04/29/2049 (A)(B)	237	237
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (A)(B)	422	418
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(B)	266	267
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (A)(B)	273	274
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060 (A)(B)	248	251
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.705%, 03/25/2036 (B)	105	92
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	450	457
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	511	515
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A2
3.118%, 01/15/2060	570	580
Wells Fargo Mortgage-Backed Securities Trust, Ser 2019-2, Cl A3
4.000%, 04/25/2049 (A)(B)	120	120
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	6	6
WinWater Mortgage Loan Trust, Ser 2015-5, Cl A5
3.500%, 08/20/2045 (A)(B)	770	772

		31,528

Total Mortgage-Backed Securities (Cost $50,643) ($ Thousands)		50,101

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Notes
1.750%, 09/30/2022	3,150	3,266
1.375%, 08/31/2020 (C)	2,150	2,159
1.250%, 10/31/2021	4,220	4,287
0.259%, VAR US Treasury 3 Month Bill Money Market Yield+0.139%, 04/30/2021 (B)	1,000	1,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.235%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021 (B)	$1,050	$1,051

Total U.S. Treasury Obligations (Cost $11,614) ($ Thousands)		11,764

MUNICIPAL BONDS — 3.8%

California — 0.8%
Bay Area, Toll Authority, RB
2.075%, 04/01/2021	1,615	1,625
California State, GO Callable 10/01/2021 @ 100
1.773%, 04/01/2047 (B)	775	775

		2,400

Colorado — 0.2%
Colorado, Housing & Finance Authority, RB Callable 04/30/2020 @ 100
0.600%, 10/01/2051 (B)	730	730

New Jersey — 0.4%
Atlantic County, Improvement Authority, RB
3.250%, 06/17/2020	610	611
Jersey City, Ser A, GO
1.908%, 09/01/2020	505	506

		1,117

New York — 0.9%
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
4.325%, 11/01/2021	1,250	1,299
Port Authority of New York & New Jersey, Ser 208, RB
2.667%, 09/15/2021	1,510	1,524

		2,823

North Dakota — 0.3%
North Dakota, Housing Finance Agency, RB Callable 04/30/2020 @ 100
0.500%, 01/01/2047 (B)	745	745

Texas — 1.2%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (B)	245	242
Dallas, Ser A, RB
1.837%, 11/01/2020	1,610	1,611

16	SEI Daily Income Trust / Quarterly Report / April 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Grand Parkway Transportation, RB
1.531%, 10/01/2020	$1,625	$1,626

		3,479

Total Municipal Bonds (Cost $11,275) ($ Thousands)		11,294

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
FFCB
1.900%, 06/24/2021	1,460	1,486
0.530%, 01/18/2022	2,250	2,259
FHLMC
1.550%, 08/26/2021	800	800

Total U.S. Government Agency Obligations (Cost $4,535) ($ Thousands)		4,545

COMMERCIAL PAPER (D) — 1.2%
General Dynamics Corp
1.960%, 07/16/2020	1,200	1,197
Verizon
1.857%, 07/06/2020	2,350	2,343

Total Commercial Paper (Cost $3,537) ($ Thousands)		3,540

SOVEREIGN DEBT — 0.7%

Province of Quebec Canada
2.375%, 01/31/2022	2,000	2,063

Total Sovereign Debt (Cost $2,013) ($ Thousands)		2,063

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 0.5%
BNP Paribas
0.050%, dated 04/30/2020 to be repurchased on 05/01/2020, repurchase price $1,400,002 (collateralized by various U.S. Government obligations, ranging in par value $1,008 - $1,185,760, 2.500% - 3.500%, 09/20/2049 – 04/20/2050; with total market value $1,428,001) (E)	$1,400	$1,400

Total Repurchase Agreement (Cost $1,400) ($ Thousands)		1,400

Total Investments in Securities — 99.4% (Cost $296,655) ($ Thousands)		$294,837

SEI Daily Income Trust / Quarterly Report / April 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Ultra Short Duration Bond Fund (Continued)

A list of the open futures contracts held by the Fund at April 30, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 10-Year Treasury Notes	(15)	Jun-2020	$(1,989)	$(2,086)	$(97)

U.S. 2-Year Treasury Notes	77	Jul-2020	16,726	16,973	247

U.S. 5-Year Treasury Notes	(1)	Jul-2020	(121)	(125)	(4)

U.S. Long Treasury Bond	(1)	Mar-2020	(166)	(181)	(15)

			$14,450	$14,581	$131

Percentages are based on Net Assets of $296,562 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2020, the value of these securities amounted to $124,596 ($ Thousands), representing 42.0% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	The rate shown is the effective yield at the time of purchase.
(E)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GMAC — General Motors Acceptance Corporation

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

VAR — Variable Rate

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	115,633	–	115,633
Asset-Backed Securities	–	94,497	–	94,497
Mortgage-Backed Securities	–	50,101	–	50,101
U.S. Treasury Obligations	–	11,764	–	11,764
Municipal Bonds	–	11,294	–	11,294
U.S. Government Agency Obligations	–	4,545	–	4,545
Commercial Paper	–	3,540	–	3,540
Sovereign Debt	–	2,063	–	2,063
Repurchase Agreement	–	1,400	–	1,400

Total Investments in Securities	–	294,837	–	294,837

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	247	–	–	247
Unrealized Depreciation	(116)	–	–	(116)

Total Other Financial Instruments	131	–	–	131

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

18	SEI Daily Income Trust / Quarterly Report / April 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Short Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 69.8%

Agency Mortgage-Backed Obligations — 69.8%
FHLMC
4.640%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.254%, 07/01/2024	$5	$5
4.500%, 02/01/2022 to 12/01/2039	4,008	4,366
4.495%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.210%, 06/01/2024	3	3
4.344%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.252%, 04/01/2029	8	8
4.144%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.174%, 12/01/2023	213	214
3.998%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.144%, 12/01/2023	16	16
3.884%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.362%, 06/01/2024	4	4
3.830%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.200%, 05/01/2024	4	4
3.500%, 01/01/2029 to 02/01/2029	16,485	17,586
3.000%, 11/01/2036 to 09/01/2048	19,524	20,656
2.500%, 09/01/2034 to 10/01/2034	5,617	5,876
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF35, Cl A
1.343%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2024	3,794	3,779
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
1.483%, VAR ICE LIBOR USD 1 Month+0.490%, 02/25/2026	8,662	8,634
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
1.473%, VAR ICE LIBOR USD 1 Month+0.480%, 04/25/2026	16,592	16,528
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
1.493%, VAR ICE LIBOR USD 1 Month+0.500%, 11/25/2026	7,171	7,141
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	267	327
FHLMC REMIC, Ser 2003-2571, Cl FY
1.564%, VAR ICE LIBOR USD 1 Month+0.750%, 12/15/2032	3,469	3,506
FHLMC REMIC, Ser 2006-3148, Cl CF
1.214%, VAR ICE LIBOR USD 1 Month+0.400%, 02/15/2034	157	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2006-3174, Cl FA
1.114%, VAR ICE LIBOR USD 1 Month+0.300%, 04/15/2036	$2,341	$2,319
FHLMC REMIC, Ser 2006-3219, Cl EF
1.214%, VAR ICE LIBOR USD 1 Month+0.400%, 04/15/2032	2,952	2,935
FHLMC REMIC, Ser 2007-3339, Cl HF
1.334%, VAR ICE LIBOR USD 1 Month+0.520%, 07/15/2037	2,891	2,893
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	1,356	1,500
FHLMC REMIC, Ser 2011-3788, Cl FA
1.344%, VAR ICE LIBOR USD 1 Month+0.530%, 01/15/2041	4,594	4,594
FHLMC REMIC, Ser 2011-3795, Cl EB
2.500%, 10/15/2039	62	63
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	426	29
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	665	42
FHLMC REMIC, Ser 2012-4030, Cl FD
1.164%, VAR ICE LIBOR USD 1 Month+0.350%, 02/15/2041	6,938	6,919
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	958	35
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	1,049	41
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	369	30
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	4,459	4,498
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	3,193	3,217
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	3,684	3,701
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	958	52
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	1,127	76
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	733	74
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	553	30
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	465	27
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	1,314	98
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	773	51
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	631	47

SEI Daily Income Trust / Quarterly Report / April 30, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	$2,704	$2,852
FHLMC REMIC, Ser 2014-4314, Cl GA
3.000%, 12/15/2039	2,623	2,688
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	2,241	189
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	8,294	8,586
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	1,315	131
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	1,100	199
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	1,288	1,346
FHLMC REMIC, Ser 2017-4666, Cl A
3.000%, 03/15/2040	1,489	1,522
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	1,318	1,395
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	1,426	244
FHLMC REMIC, Ser 3153, Cl FX
1.164%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2036	109	108
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	2,199	173
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	3,150	473
FNMA
7.000%, 06/01/2037	4	5
6.500%, 05/01/2026 to 01/01/2036	128	149
6.000%, 02/01/2023 to 09/01/2024	521	544
5.500%, 12/01/2020 to 06/01/2038	258	292
4.500%, 08/01/2021 to 08/01/2044	9,922	10,897
4.442%, 04/01/2021 (A)	1,564	1,603
4.369%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.249%, 08/01/2029	112	113
4.339%, 07/01/2021 (A)	333	344
4.334%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.088%, 05/01/2028	6	6
4.330%, 07/01/2021	3,359	3,438
4.295%, 06/01/2021	3,401	3,497
4.230%, 01/01/2021	4,285	4,313
4.210%, 07/01/2020	632	632
4.160%, 07/01/2021	475	489
4.111%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.888%, 12/01/2029	23	23
4.066%, 07/01/2020	2,395	2,393
4.060%, 09/01/2021 (A)	449	465
4.050%, 01/01/2021	1,000	1,006

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
4.000%, 05/01/2026 to 04/01/2042	$1,485	$1,594
3.990%, 07/01/2021	79	81
3.980%, 07/01/2021 to 08/01/2021	8,773	9,004
3.970%, 06/01/2021	1,833	1,867
3.890%, 10/01/2023	825	900
3.850%, 01/01/2024	547	597
3.840%, 08/01/2021	6,316	6,450
3.810%, 11/01/2023	90	98
3.774%, VAR ICE LIBOR USD 6 Month+1.834%, 09/01/2024	110	111
3.770%, 09/01/2021	100	103
3.750%, 06/01/2022 to 09/01/2023	3,120	3,327
3.734%, 07/01/2022 (A)	2,012	2,078
3.700%, 11/01/2020	780	781
3.677%, 12/01/2020 (A)	2,946	2,989
3.650%, 11/01/2021 to 08/01/2023	3,335	3,427
3.620%, 09/01/2020	6,459	6,453
3.604%, VAR ICE LIBOR USD 6 Month+1.600%, 08/01/2027	51	51
3.590%, 10/01/2020	173	173
3.500%, 10/01/2027 to 02/01/2045	34,709	36,805
3.490%, 12/01/2020	5,937	5,990
3.400%, 03/01/2022	3,421	3,524
3.256%, 01/01/2022 (A)	728	752
3.250%, 12/01/2021	1,188	1,216
3.230%, 11/01/2020	2,949	2,950
3.150%, 01/01/2027	1,468	1,631
3.070%, 06/01/2027	958	1,059
3.000%, 09/01/2027 to 02/01/2031	1,025	1,083
2.980%, 07/01/2022	1,425	1,472
2.970%, 12/01/2022	3,321	3,475
2.960%, 04/01/2022 to 01/01/2027 (A)	1,392	1,514
2.940%, 06/01/2022	664	684
2.930%, 05/01/2022	660	678
2.830%, 06/01/2022	168	173
2.740%, 04/01/2022	140	144
2.580%, 08/01/2022	2,133	2,193
2.570%, 01/01/2023	1,859	1,924
2.540%, 03/01/2023	606	631
2.450%, 11/01/2022	397	411
2.410%, 07/01/2021	136	137
2.360%, 04/01/2022	4,600	4,712
2.280%, 11/01/2022	1,156	1,190
2.220%, 10/01/2022 to 12/01/2022	3,441	3,549
2.150%, 05/01/2022	4,476	4,575
2.050%, 11/01/2023	1,238	1,288
1.343%, VAR ICE LIBOR USD 1 Month+0.350%, 01/01/2023	756	754
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	4,242	669
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	8,550	612

20	SEI Daily Income Trust / Quarterly Report / April 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 1992-61, Cl FA
1.137%, VAR ICE LIBOR USD 1 Month+0.650%, 10/25/2022	$8	$8
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	5	5
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	3	3
FNMA REMIC, Ser 1994-77, Cl FB
1.987%, VAR ICE LIBOR USD 1 Month+1.500%, 04/25/2024	1	1
FNMA REMIC, Ser 2002-53, Cl FK
0.887%, VAR ICE LIBOR USD 1 Month+0.400%, 04/25/2032	71	69
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	16	16
FNMA REMIC, Ser 2006-76, Cl QF
0.887%, VAR ICE LIBOR USD 1 Month+0.400%, 08/25/2036	361	359
FNMA REMIC, Ser 2006-79, Cl DF
0.837%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	291	288
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	392	452
FNMA REMIC, Ser 2007-64, Cl FB
0.857%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2037	1,974	1,972
FNMA REMIC, Ser 2008-16, Cl FA
1.187%, VAR ICE LIBOR USD 1 Month+0.700%, 03/25/2038	1,415	1,426
FNMA REMIC, Ser 2009-110, Cl FD
1.237%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2040	5,098	5,150
FNMA REMIC, Ser 2009-112, Cl FM
1.237%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2040	3,164	3,198
FNMA REMIC, Ser 2009-82, Cl FC
1.407%, VAR ICE LIBOR USD 1 Month+0.920%, 10/25/2039	3,795	3,863
FNMA REMIC, Ser 2009-82, Cl FD
1.337%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2039	4,266	4,320
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	1,322	1,446
FNMA REMIC, Ser 2010-56, Cl AF
1.497%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2040	3,591	3,591
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	4,362	4,421
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	1,302	97
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	3,851	464

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	$4,190	$290
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.471%, 05/25/2042 (A)	235	23
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	775	56
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	1,719	89
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	754	51
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	1,952	114
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	2,308	385
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	5,770	5,812
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	2,308	2,325
FNMA REMIC, Ser 2013-121, Cl FA
0.887%, VAR ICE LIBOR USD 1 Month+0.400%, 12/25/2043	23,777	23,667
FNMA REMIC, Ser 2013-130, Cl FQ
0.687%, VAR ICE LIBOR USD 1 Month+0.200%, 06/25/2041	4,394	4,345
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	3,504	3,529
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	5,785	5,827
FNMA REMIC, Ser 2013-41, Cl A
1.750%, 05/25/2040	5,896	5,989
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	2,837	2,857
FNMA REMIC, Ser 2014-50, Cl SC, IO
2.222%, 08/25/2044 (A)	2,493	118
FNMA REMIC, Ser 2015-21, Cl WI, IO
2.118%, 04/25/2055 (A)	1,830	113
FNMA REMIC, Ser 2015-42, Cl AI, IO
2.202%, 06/25/2055 (A)	2,134	124
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	1,958	2,058
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	417	34
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	864	94
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	859	57
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	888	136
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	5,514	5,884
FNMA REMIC, Ser 2017-34, Cl JK
3.000%, 05/25/2047	1,973	2,042

SEI Daily Income Trust / Quarterly Report / April 30, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2017-35, Cl AH
3.500%, 04/25/2053	$6,403	$6,770
FNMA REMIC, Ser 2017-47, Cl AB
2.500%, 10/25/2041	10,484	10,702
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	5,012	718
FNMA REMIC, Ser 2017-68, Cl BI, IO
6.000%, 09/25/2047	1,708	398
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	5,251	5,500
FNMA REMIC, Ser 2018-38, Cl PC
3.500%, 03/25/2045	4,397	4,582
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	4,911	5,051
FNMA REMIC, Ser 2018-70, Cl HA
3.500%, 10/25/2056	3,726	4,002
FNMA REMIC, Ser 2018-77, Cl PA
3.500%, 02/25/2048	1,730	1,811
FNMA REMIC, Ser 2019-28, Cl JA
3.500%, 06/25/2059	4,896	5,417
FNMA REMIC, Ser 2019-6, Cl GJ
3.000%, 02/25/2049	2,278	2,407
FNMA REMIC, Ser 2020-1, Cl AC
3.500%, 08/25/2058	6,782	7,359
FNMA TBA
6.000%, 05/01/2032	2,200	2,444
4.500%, 05/15/2045	5,980	6,447
3.000%, 05/15/2045	4,375	4,619
2.500%, 05/01/2017 - 05/01/2043	29,199	30,404
FNMA, Ser 2009-397, Cl 6
2.000%, 09/25/2039	1,778	1,823
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	1,207	81
FNMA, Ser 2017-M13, Cl FA
2.058%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	1,336	1,329
FNMA, Ser 2017-M5, Cl FA
2.148%, VAR ICE LIBOR USD 1 Month+0.490%, 04/25/2024	774	772
FNMA, Ser 2018- M12, Cl FA
1.150%, VAR ICE LIBOR USD 1 Month+0.400%, 08/25/2025	943	937
FNMA, Ser 2018-M5, Cl A2
3.560%, 09/25/2021 (A)	5,484	5,569
FNMA, Ser 2019-M21, Cl X1, IO
1.568%, 05/25/2029 (A)	14,670	1,499
GNMA
6.500%, 08/15/2037 to 02/20/2039	244	281
6.000%, 01/15/2024 to 06/15/2041	4,408	5,012
5.500%, 10/15/2034 to 02/15/2041	1,750	1,975
5.000%, 09/15/2039 to 04/15/2041	1,111	1,250
4.000%, 07/15/2041 to 08/15/2041	111	121

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA TBA
6.000%, 04/30/2035	$1,600	$1,773
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	2,787	510
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	1,143	246
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	2,112	2,232
GNMA, Ser 2011-131, Cl PC
3.500%, 12/20/2040	634	651
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	3,567	540
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	1,219	1,288
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	832	60
GNMA, Ser 2012-51, Cl AB
1.500%, 07/20/2040	1,577	1,599
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	3,066	3,111
GNMA, Ser 2013-129, Cl AF
1.118%, VAR ICE LIBOR USD 1 Month+0.400%, 10/20/2039	6,383	6,338
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	1,308	1,388
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	614	80
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	690	110
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	921	75
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	288	49
GNMA, Ser 2014-46, Cl IO, IO
5.000%, 03/16/2044	1,179	169
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	613	639
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	2,787	2,918
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	6,594	6,888
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	246	19
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	375	27
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	2,180	423
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	1,995	222
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	271	43

22	SEI Daily Income Trust / Quarterly Report / April 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	$1,307	$83
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	5,244	5,393
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	1,187	200
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	396	404
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	913	68
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	2,402	434
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	2,350	158
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	1,825	399
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	2,813	501
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	3,896	309
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	2,364	307
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	494	97
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	646	124
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	2,257	423
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	1,996	361
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	1,248	198
GNMA, Ser 2017-99, Cl IO, IO
4.000%, 07/20/2047	3,716	370
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	5,936	6,198
GNMA, Ser 2018-38, Cl AB
3.500%, 01/20/2048	5,511	6,031
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	6,439	1,041
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	4,173	450
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	2,675	380
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	4,563	890

Total Mortgage-Backed Securities (Cost $562,850) ($ Thousands)		570,739

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 27.6%
U.S. Treasury Notes
2.750%, 09/15/2021	$23,450	$24,275
2.375%, 03/15/2022	39,088	40,673
2.250%, 04/15/2022	60,159	62,558
2.000%, 10/31/2021	9,600	9,857
1.500%, 09/30/2021	39,996	40,745
1.125%, 09/30/2021	47,375	48,019

Total U.S. Treasury Obligations (Cost $222,527) ($ Thousands)		226,127

REPURCHASE AGREEMENTS — 7.8%
BNP Paribas
0.050%, dated 04/30/2020 to be repurchased on 05/01/2020, repurchase price $50,300,070 (collateralized by various U.S. Government obligations,ranging in par value $2,091 - $5,851,752, 2.500% - 5.500%, 06/01/2023 – 04/20/2050; with total market value $51,306,000) (B)	50,300	50,300
Deutsche Bank
0.030%, dated 04/30/2020 to be repurchased on 05/01/2020, repurchase price $13,600,011 (collateralized by a U.S. Treasury obligation, par value $13,323,600, 1.250%, 08/31/2024; with total market value $13,872,066) (B)	13,600	13,600

Total Repurchase Agreements (Cost $63,900) ($ Thousands)		63,900

Total Investments in Securities — 105.2% (Cost $849,277) ($ Thousands)		$860,766

SEI Daily Income Trust / Quarterly Report / April 30, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Short Duration Government Fund (Continued)

A list of the open futures contracts held by the Fund at April 30, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 10-Year Treasury Notes	88	Jun-2020	$12,201	$12,238	$37

U.S. 2-Year Treasury Notes	590	Jul-2020	129,714	130,054	340

U.S. 5-Year Treasury Notes	234	Jul-2020	29,238	29,363	125

Ultra 10-Year U.S. Treasury Notes	(48)	Jun-2020	(7,244)	(7,538)	(294)
			$163,909	$164,117	$208

Percentages are based on Net Assets of $817,850 ($ Thousands).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR— London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

VAR — Variable Rate

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	570,739	–	570,739
U.S. Treasury Obligations	–	226,127	–	226,127
Repurchase Agreements	–	63,900	–	63,900

Total Investments in Securities	–	860,766	–	860,766

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	502	–	–	502
Unrealized Depreciation	(294)	–	–	(294)

Total Other Financial Instruments	208	–	–	208

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

24	SEI Daily Income Trust / Quarterly Report / April 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 107.4%

Agency Mortgage-Backed Obligations — 107.4%
FHLMC
5.000%, 09/01/2029	$196	$213
3.650%, 04/01/2030	314	361
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	58	4
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	93	6
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	131	5
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	140	5
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	466	30
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	138	9
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	76	4
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	68	4
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	95	6
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	132	13
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	214	42
FHLMC REMIC, Ser 2016-4636, Cl BI, IO
5.500%, 05/15/2040	365	79
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	128	22
FNMA
8.000%, 07/01/2025 to 09/01/2028	20	21
7.000%, 08/01/2029 to 09/01/2032	42	46
6.500%, 09/01/2032	40	45
5.000%, 05/15/2045 to 04/01/2049	47	51
3.260%, 06/01/2027	180	199
3.230%, 02/01/2027	142	159
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/2022	2	2
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	318	56
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	95	7
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	98	7
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	226	38
FNMA REMIC, Ser 2015-21, Cl WI, IO
2.118%, 04/25/2055 (A)	229	14
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	110	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	$111	$17
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	399	57
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	535	560
FNMA REMIC, Ser 2018-45, Cl AB
3.000%, 06/25/2048	172	183
FNMA TBA
3.000%, 05/15/2045	171	181
2.000%, 05/13/2169	1,530	1,560
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	150	10
FNMA, Ser 2019-M21, Cl X1, IO
1.568%, 05/25/2029 (A)	1,356	139
FNMA, Ser 2020-M2, Cl X, IO
0.346%, 01/25/2030 (A)	924	21
GNMA
9.000%, 12/15/2020 to 05/15/2022	6	6
8.000%, 01/15/2022 to 03/15/2032	110	125
7.750%, 10/15/2026	16	18
7.500%, 02/15/2027 to 10/15/2035	120	138
7.250%, 01/15/2028	14	14
7.000%, 11/15/2031 to 11/15/2033	941	1,098
6.750%, 11/15/2027	6	7
6.500%, 10/15/2023 to 10/15/2038	315	374
6.000%, 12/15/2027 to 12/15/2040	749	847
5.500%, 01/15/2033 to 02/15/2041	550	650
5.000%, 05/01/2033 to 01/20/2045	1,735	1,976
4.500%, 08/15/2033 to 01/20/2046	2,539	2,791
4.000%, 01/15/2041 (B)	633	686
4.000%, 03/20/2040 to 07/20/2049	8,703	9,466
3.875%, 05/15/2042	966	1,050
3.500%, 03/20/2041 to 04/20/2050	18,932	20,233
3.000%, 10/15/2042 to 04/20/2050	12,092	12,892
2.500%, 07/20/2045 to 12/20/2046	1,547	1,641
GNMA TBA
4.500%, 05/01/2040	3,725	3,985
4.000%, 05/15/2045	580	617
3.500%, 04/15/2041	4,515	4,785
2.500%, 05/15/2046	55	58
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	339	62
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	284	61
GNMA, Ser 2011-131, Cl PZ
3.500%, 12/20/2040	281	309
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	203	212
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	430	65

SEI Daily Income Trust / Quarterly Report / April 30, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-140, Cl LD
1.750%, 10/20/2042	$566	$579
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	100	7
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	183	13
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	528	565
GNMA, Ser 2013-187, Cl PE
2.000%, 09/20/2043	221	229
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	74	10
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	90	14
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043	144	153
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	21	24
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	650	53
GNMA, Ser 2014-133, Cl EP
3.500%, 09/20/2044	251	277
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	206	15
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	835	63
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	477	53
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	637	118
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	552	88
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	535	45
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	163	10
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	273	41
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	167	28
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	344	59
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	157	160
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	427	75
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	123	9
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	709	782
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	261	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	$436	$79
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	526	540
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	285	19
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	223	49
GNMA, Ser 2016-77, Cl BY
3.000%, 06/20/2046	588	636
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	528	42
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	304	40
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	382	62
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	222	44
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	134	141
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	81	15
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	275	50
GNMA, Ser 2017-99, Cl IO, IO
4.000%, 07/20/2047	445	44
GNMA, Ser 2018-13, Cl DB
3.000%, 01/20/2048	402	428
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	532	86
GNMA, Ser 2018-77, Cl JY
3.500%, 06/20/2048	246	268
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	350	38
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	366	71
Seasoned Credit Risk Transfer Trust, Ser 2018-2, Cl MA
3.500%, 11/25/2057	589	627
Seasoned Credit Risk Transfer Trust, Ser 2018-4
3.500%, 03/25/2058	651	695
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	500	535
Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	328	355

Total Mortgage-Backed Securities (Cost $74,176) ($ Thousands)		76,733

26	SEI Daily Income Trust / Quarterly Report / April 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 3.9%
Deutsche Bank
0.030%, dated 04/30/2020 to be repurchased on 05/01/2020, repurchase price $2,800,002 (collateralized by U.S. Government obligations, ranging in par value $926,761 - $2,380,125, 4.500% - 4.500%, 09/01/2048 – 09/01/2049; with total market value $2,856,001) (C)	$2,800	$2,800

Total Repurchase Agreement (Cost $2,800) ($ Thousands)		2,800

Total Investments in Securities — 111.3% (Cost $76,976) ($ Thousands)		$79,533

A list of the open futures contracts held by the Fund at April 30, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 10-Year Treasury Notes	(13)	Jun-2020	$(1,806)	$(1,808)	$(2)

U.S. 2-Year Treasury Notes	1	Jul-2020	220	220	–

U.S. 5-Year Treasury Notes	7	Jul-2020	876	878	2

U.S. Long Treasury Bond	1	Jun-2020	183	181	(2)

Ultra 10-Year U.S. Treasury Notes	(3)	Jun-2020	(442)	(471)	(29)
			$(969)	$(1,000)	$(31)

Percentages are based on Net Assets of $71,465 ($ Thousands).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount.

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	76,733	–	76,733
Repurchase Agreement	–	2,800	–	2,800

Total Investments in Securities	–	79,533	–	79,533

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2	–	–	2
Unrealized Depreciation	(33)	–	–	(33)

Total Other Financial Instruments	(31)	–	–	(31)

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / April 30, 2020	27